As filed with the Securities and Exchange Commission on June 19, 2020.
No. 333-221046
No. 811-23304

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

Invesco Exchange-Traded Self-Indexed Fund Trust
(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (800) 983-0903
Adam Henkel, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:
Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on July 19, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 81 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 19, 2020, as the new effective date for Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on May 22, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 48, 51, 57, 59, 62, 65, 68, 70, 72, 74, 76 and 78 to the Trust’s Registration Statement filed on August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019, November 22, 2019, December 20, 2019, January 17, 2020, February 14, 2020, March 13, 2020, April 9, 2020, May 8, 2020 and May 22, 2020, respectively. This Amendment relates solely to Invesco BulletShares 2025 USD Emerging Markets Debt ETF, a series of the Trust.
This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on May 22, 2019, and Part C of Post-Effective Amendment No. 64 to the Trust’s Registration Statement, which was filed on December 19, 2019.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of June, 2020.
Invesco Exchange-Traded Self-Indexed Fund Trust
By:	/s/ Anna Paglia
Anna Paglia
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Anna Paglia	President	June 19, 2020
Anna Paglia
/s/ Kelli Gallegos	Treasurer	June 19, 2020
Kelli Gallegos
*/s/ Ronn R. Bagge	Vice Chairman and Trustee	June 19, 2020
Ronn R. Bagge
*/s/ Todd J. Barre	Trustee	June 19, 2020
Todd J. Barre
*/s/ Kevin M. Carome	Trustee	June 19, 2020
Kevin M. Carome
**/s/ Edmund P. Giambastiani, Jr.	Trustee	June 19, 2020
Edmund P. Giambastiani, Jr.
**/s/ Victoria J. Herget	Trustee	June 19, 2020
Victoria J. Herget
*/s/ Marc M. Kole	Trustee	June 19, 2020
Marc M. Kole
*/s/ Yung Bong Lim	Trustee	June 19, 2020
Yung Bong Lim
**/s/ Joanne Pace	Trustee	June 19, 2020
Joanne Pace
*/s/ Gary R. Wicker	Trustee	June 19, 2020
Gary R. Wicker
*/s/ Donald H. Wilson	Chairman and Trustee	June 19, 2020
Donald H. Wilson
*By: /s/ Eric S. Purple		June 19, 2020
Eric S. Purple
Attorney-In-Fact
*	Eric S. Purple signs pursuant to powers of attorney filed with the Trust’s Initial Registration Statement and incorporated by reference herein.
**	Eric S. Purple signs pursuant to powers of attorney filed with Post-Effective Amendment No. 53 to the Trust’s Registration Statement and incorporated by reference herein.